Investments - Summary of Long-Term Investments (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)	Nov. 20, 2018 CNY (¥)	Mar. 31, 2018 CNY (¥)
Schedule of Investments [Line Items]
Available-for-sale debt securities	¥ 51,346		¥ 102,373
Equity method investments	15,036		0
Total	66,382	$ 10,132	102,373
JM Weshop (Cayman) Inc.
Schedule of Investments [Line Items]
Equity method investments	0		0
Jiaxing Neixiangyoupan Equity Investment Fund Partnership
Schedule of Investments [Line Items]
Equity method investments	11,522		0
Others
Schedule of Investments [Line Items]
Equity method investments	3,514		0
iSNOB Holding Limited
Schedule of Investments [Line Items]
Available-for-sale debt securities	22,595		76,841
Hangzhou Ruisha Technology Co Ltd
Schedule of Investments [Line Items]
Available-for-sale debt securities	19,065		7,623
Huzan Inc.
Schedule of Investments [Line Items]
Available-for-sale debt securities	1,686		10,996		¥ 13,658	¥ 14,021
Xuanwei Limited
Schedule of Investments [Line Items]
Available-for-sale debt securities	0		3,525
Shanghai Kuailaimai Information and Technology Co., Ltd.
Schedule of Investments [Line Items]
Available-for-sale debt securities	0		0	¥ 14,259
Others
Schedule of Investments [Line Items]
Available-for-sale debt securities	¥ 8,000		¥ 3,388